Rule 497(e)
                                               File Nos. 033-00500 and 811-04418


                         CALIFORNIA INVESTMENT TRUST II

                          Supplement dated May 20, 2004

                     To the Prospectus dated January 1, 2004

Effective immediately, the redemption fee will not apply to shares redeemed using the "check-writing feature" available on the California Tax-Free Income Fund, the California Insured Intermediate Fund, and the U.S. Government Securities Fund. The redemption fee policy does apply to exchanges from our other Funds, on which the redemption fee policy is in place, to these Funds.

Effective immediately, the following sentence replaces the last sentence in the section under the heading title Cash Distributions "If you elect to receive distributions by mail and the U.S. Postal Service cannot deliver your checks or if the checks remain uncashed for six months or more, we will void such checks and reinvest your money in your account at the then current net asset value and reinvest your subsequent distributions."

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                                                                     Rule 497(e)
                                               File Nos. 033-00500 and 811-04418



                         CALIFORNIA INVESTMENT TRUST II

                          Supplement dated May 20, 2004

               Prospectus for Class K Shares dated January 1, 2004

Effective immediately, the redemption fee will not apply to shares redeemed using the "check-writing feature" available on the California Tax-Free Income Fund, the California Insured Intermediate Fund, and the U.S. Government Securities Fund. The redemption fee policy does apply to exchanges from our other Funds, on which the redemption fee policy is in place, to these Funds.

Effective immediately, the following sentence replaces the last sentence in the section under the heading title Cash Distributions, "If you elect to receive distributions by mail and the U.S. Postal Service cannot deliver your checks or if the checks remain uncashed for six months or more, we will void such checks and reinvest your money in your account at the then current net asset value and reinvest your subsequent distributions."

The following paragraph replaces the second paragraph in the section under the heading title Fund Management, "Phillip W. McClanahan has served as a portfolio manager for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, the Short-Term U.S. Government Bond Fund, the California Tax-Free Money Market Fund and The United States Treasury Trust since their inception. He joined the firm in 1985 and has over 38 years of investment experience. Mr. McClanahan graduated from the University of Kansas in 1958 and earned his MBA from the University of Pennsylvania, Wharton School of Business in 1966."